Performance Vested Awards Return on Investment Targets (Detail) (Performance Vested, 2010 Equity Incentive Plan, Restricted Stock)	12 Months Ended
Dec. 31, 2011
Return on investment target one
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of shares vested multiplied by the Vesting Fraction	20.00%
Return on investment target per share	200.00%
Return on investment target two
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of shares vested multiplied by the Vesting Fraction	40.00%
Return on investment target per share	250.00%
Return on investment target three
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of shares vested multiplied by the Vesting Fraction	60.00%
Return on investment target per share	300.00%
Return on investment target four
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of shares vested multiplied by the Vesting Fraction	80.00%
Return on investment target per share	350.00%
Return on investment target five
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of shares vested multiplied by the Vesting Fraction	100.00%
Return on investment target per share	400.00%